NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Restricted Cash	$ 15,603
Advances to suppliers	21,461		507,725	$ 798,851
Inventories			$ 8,747	2,422
Income tax examination description	greater than 50% likelihood		greater than 50% likelihood
Foreign currency translation adjustments	$ 1,992	$ 320	$ 1,872	$ 2,202